Non-controlling interest (“NCI”) (Tables)	12 Months Ended
Dec. 31, 2017
Minco Silver Corp [Member]
Disclosure Of Interests In Subsidiaries [Line Items]
Disclosure of detailed information about financial information of subsidiaries [text Block]
Below is a summary of the financial information of Mingzhong:

Financial positions:
December 31,	2017	2016	2015
	$	$	$
NCI percentage	49%	49%	49%
Current assets	291,755	272,119	977,783
Current liabilities	(554,576)	(109,658)	(154,860)
Net current assets (liabilities)	(262,821)	162,461	822,923
Non-current asset	23,948,038	23,368,426	26,110,954
Net assets	23,685,217	23,530,888	26,933,877
Accumulated NCI	11,144,005	11,318,341	12,760,905

Income statements:
Years ended December 31,	2017	2016	2015
	$	$	$
Net loss	264,657	374,316	268,447
Loss allocated to non-controlling interest	129,682	183,415	146,239

Summary of statements of cash flows:
Years ended December 31,	2017	2016	2015
	$	$	$
Cash inflows (outflow) from operating activities	62,130	(1,081,958)	45,695
Cash inflow from financing activities	163,223	-	-
Cash inflow (outflows) from investing activities	(166,071)	(512,078)	169,639